Revenue - Detailed Information about Revenue (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Revenue [abstract]
Revenue	₨ 855,444	$ 11,696	₨ 818,952	₨ 900,750
Net mark-to-market gains (losses)	₨ (1,961)	$ (27)	₨ (12,995)	₨ (8,462)